Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Schedule of Operating Lease Future Minimum Payments	Future minimum payments under this operating lease agreement is as follows:
For the Years Ending
December 31,	Amount
2019	$147,257
2020	37,315
$184,572